Scope of Consolidation (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Subsidiaries Exiting/ Merged into the Scope of Consolidation

Subsidiaries exiting/merged into the scope of consolidation:

Company		Business Unit	Month
Exit:
OLIVETTI ESPAÑA S.A. (in liquidation)	Liquidated	Other Operations	December 2018
Merger:
TI SPARKLE MED S.p.A.	Merged into TI Sparkle S.p.A.	Domestic	April 2018
TIM CELULAR S.A.	Merged into TIM S.A.	Brazil	October 2018

Summary of Breakdown by Number of Subsidiaries and Associates

The breakdown by number of subsidiaries and associates of the TIM Group is as follows:

	As of December 31, 2018
Companies	Italy	Outside Italy	Total
subsidiaries consolidated line-by-line	21	42	63
joint ventures accounted for using the equity method	1	—	1
associates accounted for using the equity method	16	—	16

Total companies	38	42	80

	As of December 31, 2017
Companies	Italy	Outside Italy	Total
subsidiaries consolidated line-by-line	22	44	66
joint ventures accounted for using the equity method	1	—	1
associates accounted for using the equity method	19	—	19

Total companies	42	44	86

Consolidated statement of financial position [member] | Tim Brazil Group [member]
Statement [LineItems]
Summary of Statement of Financial Statement - TIM Brasil Group-Brazil Business Unit

Statement of Financial Position Data—TIM Brasil group

	Year ended December 31,
	2018	2017
	(millions of euros)
Non-current assets	6,257	6,819
Current assets	1,387	1,929

Total Assets	7,644	8,748

Non-current liabilities	959	1,703
Current liabilities	1,678	1,852

Total Liabilities	2,637	3,555

Equity	5,007	5,193
of which, Non-controlling interests	1,518	1,556

Income Statement [member] | Tim Brazil Group [member]
Statement [LineItems]
Summary of Statement of Financial Statement - TIM Brasil Group-Brazil Business Unit

Income Statement Data—TIM Brasil group

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Revenues	3,943	4,502	4,047
Profit (loss) for the year	586	340	194
of which, Non-controlling interests	200	114	65